Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segments	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Amortized deferred sales commissions period	5 years
Sales commissions	$ 6,923,000	$ 6,523,000	$ 3,929,000
Deferred commission amortization expense	1,734,000	1,585,000	1,035,000
Variable interest entities	0	0
Goodwill impairment losses	$ 0	0	$ 0
Number of operating segment | Segments	1
Number of reportable segment | Segments	1
Risk of changes in market interest rates	$ 0	$ 0
Customer Relationship and Intellectual Property [Member]
Summary of Significant Accounting Policies [Line Items]
Finite useful life	8 years
Software [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Finite useful life	5 years
Software [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Finite useful life	10 years
Trademark [Member]
Summary of Significant Accounting Policies [Line Items]
Finite useful life	10 years
ASU 2023-09 [Member]
Summary of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
Computer and Peripherals [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (in years)	5 years
Furniture and Fixture [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (in years)	4 years
Furniture and Fixture [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (in years)	10 years
Machinery and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (in years)	10 years
Leasehold Improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (in years)	2 years
Leasehold Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (in years)	10 years